Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:	SUBSEQUENT EVENTS

On October 29, 2019, the Company announced:

a.	That it expects to record a write-off of approximately $600,000 in the third quarter of 2019, related to its acquisition of the assets of Imdecol Ltd, a global integrator and manufacturer of automatic and robotic systems.

b.	That it has revised its revenue expectation for the full year of 2019 to $33 million, from its previous expectation of $36 million.